EQUITY (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of common shares	1,326,093,947	1,326,093,947
Percentage of total shares	5.00%
Outstanding Shares [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	1,326,093,947	1,326,093,947
Percentage of total shares	100.00%	100.00%
Percentage of voting capital	100.00%	100.00%
Vicunha Acos S A [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	552,412,693	543,617,803
Percentage of total shares	41.66%	40.99%
Percentage of voting capital	41.66%	40.99%
Rio Laco Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	45,706,242	45,706,242
Percentage of total shares	3.45%	3.45%
Percentage of voting capital	3.45%	3.45%
CFL Ana Participacoes SA [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	132,523,251	135,904,451
Percentage of total shares	9.99%	10.25%
Percentage of voting capital	9.99%	10.25%
Nyse Adrs [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	283,799,438	273,702,845
Percentage of total shares	21.40%	20.64%
Percentage of voting capital	21.40%	20.64%
Other Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	311,652,323	327,162,606
Percentage of total shares	23.50%	24.67%
Percentage of voting capital	23.50%	24.67%